Reinsurance Assets - Summary of Reinsurance Assets Relating to Life Insurance (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of types of insurance contracts [Line Items]
Beginning balance	€ 11,208
Ending balance	19,202	€ 11,208
Life insurance general account [member]
Disclosure of types of insurance contracts [Line Items]
Beginning balance	9,714	9,677
Gross premium and deposits - existing and new business	11,326	13,108
Unwind of discount / interest credited	533	783
Insurance liabilities released	(2,877)	(5,965)
Fund charges released	(49)	(11)
Changes to valuation of expected future benefits	823	38
Policy transfers	(38)	(14)
Net exchange differences	(1,698)	183
Transfers to disposal groups	(239)	(8,085)
Transfer to/from insurance contract	23
Other movements	(97)
Ending balance	17,419	9,714
Life insurance for account of policyholders [member]
Disclosure of types of insurance contracts [Line Items]
Beginning balance	2	64
Gross premium and deposits - existing and new business	6	897
Unwind of discount / interest credited		23
Insurance liabilities released	(3)	15
Net exchange differences		(6)
Transfers to disposal groups	(3)	(991)
Ending balance	2	2
Insurance [member]
Disclosure of types of insurance contracts [Line Items]
Beginning balance	9,716	9,741
Gross premium and deposits - existing and new business	11,332	14,005
Unwind of discount / interest credited	533	806
Insurance liabilities released	(2,880)	(5,950)
Fund charges released	(49)	(11)
Changes to valuation of expected future benefits	823	38
Policy transfers	(38)	(14)
Net exchange differences	(1,697)	177
Transfers to disposal groups	(242)	(9,076)
Transfer to/from insurance contract	23
Other movements	(97)
Ending balance	€ 17,421	€ 9,716